FINANCIAL INSTRUMENTS BY CATEGORY - LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 CNY (¥)
Financial liabilities at amortised cost [abstract]
Trade and other payables excluding non-financial liabilities (Notes 26 and 28)	¥ 2,631,433		¥ 2,356,953
Payables for fixed assets and construction-in-progress	2,441,647	$ 355,123	2,214,547
Dividends payable	12,894	$ 1,875	12,893
Total	¥ 5,085,974		¥ 4,584,393

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .